UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number:  028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:


     /s/ Amy Wolf                  New York, NY              November 14, 2012
------------------------      ----------------------       ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total:      $91,071
                                          (in thousands)


List of Other Included Managers:

     Form 13F File Number            Name
     --------------------          ---------------------
      (1)  028-12362                Arrow Partners LP

      (2)  028-13388                Arrow Offshore, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Arrow Capital Management, LLC
                                                         September 30, 2012
COLUMN 1                      COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
                                                       VALUE     SHS OR   SH/  PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL    DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------   --------------  ---------  --------   -------  ---  ----  --------------  --------  -------  ------  ----
APPLE INC                  COM             037833100    1,365      2,046             SHARED-DEFINED     1        2,046
APPLE INC                  COM             037833100    1,237      1,854             SHARED-DEFINED     2        1,854
CARTER INC                 COM             146229109   11,345    210,713             SHARED-DEFINED     1      210,713
CARTER INC                 COM             146229109   11,101    206,187             SHARED-DEFINED     2      206,187
COLFAX CORP                COM             194014106    3,441     93,841             SHARED-DEFINED     1       93,841
COLFAX CORP                COM             194014106    3,343     91,159             SHARED-DEFINED     2       91,159
COLLECTIVE BRANDS INC      COM             19421W100    2,601    119,792             SHARED-DEFINED     1      119,792
COLLECTIVE BRANDS INC      COM             19421W100    2,284    105,208             SHARED-DEFINED     2      105,208
EQUINIX INC                COM NEW         29444U502      731      3,549             SHARED-DEFINED     1        3,549
EQUINIX INC                COM NEW         29444U502      711      3,451             SHARED-DEFINED     2        3,451
KRAFT FOODS INC            CL A            50075N104    2,098     50,746             SHARED-DEFINED     1       50,746
KRAFT FOODS INC            CL A            50075N104    2,037     49,254             SHARED-DEFINED     2       49,254
MASTERCARD INC             CL A            57636Q104    5,904     13,077             SHARED-DEFINED     1       13,077
MASTERCARD INC             CL A            57636Q104    4,971     11,010             SHARED-DEFINED     2       11,010
MICHAEL KORS HLDGS LTD     SHS             G60754101      798     15,000             SHARED-DEFINED     1       15,000
MICHAEL KORS HLDGS LTD     SHS             G60754101      452      8,500             SHARED-DEFINED     2        8,500
MPG OFFICE TR INC          COM             553274101    2,974    887,840             SHARED-DEFINED     1      887,840
MPG OFFICE TR INC          COM             553274101    2,888    862,160             SHARED-DEFINED     2      862,160
ONCOTHYREON INC            COM             682324108      137     26,734             SHARED-DEFINED     1       26,734
ONCOTHYREON INC            COM             682324108      119     23,266             SHARED-DEFINED     2       23,266
PRICELINE COM INC          COM NEW         741503403    2,356      3,806             SHARED-DEFINED     1        3,806
PRICELINE COM INC          COM NEW         741503403    2,287      3,694             SHARED-DEFINED     2        3,694
SALLY BEAUTY HLDGS INC     COM             79546E104    3,196    127,375             SHARED-DEFINED     1      127,375
SALLY BEAUTY HLDGS INC     COM             79546E104    3,102    123,625             SHARED-DEFINED     2      123,625
SIX FLAGS ENTMT CORP NEW   COM             83001A102    2,536     43,127             SHARED-DEFINED     1       43,127
SIX FLAGS ENTMT CORP NEW   COM             83001A102    2,462     41,873             SHARED-DEFINED     2       41,873
TRIPADVISOR INC            COM             896945201    7,376    224,002             SHARED-DEFINED     1      224,002
TRIPADVISOR INC            COM             896945201    7,219    219,228             SHARED-DEFINED     2      219,228



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